Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Operating activities
Loss for the period	€ (53,093)		€ (183,698)		€ (63,953)
Adjustments for:
Depreciation of property, plant and equipment	29		284		125
Impairment of property, plant and equipment	3,842		39,264		1,965
Depreciation of right-of-use assets	78		462		415
Impairment of right-of-use assets	0		1,748		0
Amortization of intangible assets	0		68		34
Impairment of intangible assets	0		170		0
Expenses for share-based payment transactions	(572)		1,447		1,981
Deconsolidation gain	(40,122)		0		0
Other non-cash (income)/expenses	6,280		(665)		112
Interest and similar income	(8,427)		(999)		0
Interest and similar expense	10,149		3,321		4,781
Movements in provisions	51,347		274		2,091
Decrease/(Increase) in other assets	4,805		(6,773)		(3,760)
Increase in trade and other payables	16,916		2,521		5,218
(Decrease)/Increase in advance payments received from customers	(2,349)		3,240		4,286
Interest paid	(49)		(251)		(436)
Net cash used in operating activities	(11,166)		(139,587)		(47,141)
Investing activities
Deconsolidation of Subsidiary cash balance	(7,481)		0		0
Purchase of intangible assets	0		(35)		(223)
Purchase of property, plant and equipment	(3,842)		(47,203)		(1,429)
Net cash used in investing activities	(11,323)		(47,238)		(1,652)
Financing activities
Proceeds from issue of shares	6		25		0
Proceeds from convertible debentures	0		28,453		0
Transaction costs for convertible debentures	0		(28)		0
Repayments of borrowings	0		0		(2,187)
Payment of principal portion of lease liabilities	(256)		(429)		(378)
Net cash (used in)/from financing activities	(250)		83,008		138,562
Net (decrease) increase in cash and cash equivalents	(22,739)		(103,817)		89,769
Effect of currency translation on cash and cash equivalents	(206)		1,235		(94)
Cash and cash equivalents at the beginning of the financial year	30,357	[1]	132,939		43,264
Cash and cash equivalents at end of year	7,412		30,357	[1]	132,939
IPO 1 [member]
Financing activities
Transaction cost on issue of shares	0		0		(2,690)
Proceeds from issue of shares	0		0		142,334
Public offering [member]
Financing activities
Transaction cost on issue of shares	0		(842)		0
Proceeds from issue of shares	0		39,346		0
Committed equity facility [member]
Financing activities
Transaction cost on issue of shares	0		(771)		0
Proceeds from issue of shares	0		17,254		0
Institutional investors [member]
Financing activities
Transaction cost on issue of shares	0		0		(17)
Proceeds from issue of shares	€ 0		€ 0		€ 1,500

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.